Note 3 - BBVA Group - Description Of Changes In Group (Details) € / shares in Units, € in Millions, $ in Millions	1 Months Ended					12 Months Ended
	Oct. 31, 2018	Jul. 31, 2018	Mar. 31, 2017	Feb. 28, 2017	Mar. 31, 2016 € / shares	Dec. 31, 2018 EUR (€) € / shares	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2016 EUR (€) € / shares	Oct. 10, 2018 EUR (€)	Jul. 06, 2018 EUR (€)	Jul. 06, 2018 USD ($)	Mar. 29, 2017 € / shares	Sep. 28, 2016 € / shares
Description Of Changes In Group [Line Items]
Purchase of treasury shares						€ 1,683	€ 1,674	€ 2,004
Sale or cancellation of treasury shares						€ (1,505)	€ (1,622)	€ (2,263)
Par Value Per Share | € / shares					€ 0.49	€ 0.49	€ 0.49	€ 0.49				€ 0.49	€ 0.49
Turkiye Garanti [Member] | Investment [Member]
Description Of Changes In Group [Line Items]
Purchase Of Treasury Shares, Percentage				9.95%
Percentage of total share			the sale and purchase agreement was completed, and therefore BBVA´s total stake in Garanti Bank as of December 31, 2017 amounts to 49.85%
Result of the transaction				BBVA Group entered into an agreement for the acquisition from Dogus Holding A.S. and Dogus Arastirma Gelistirme ve Musavirlik Hizmetleri A.S of 41,790,000,000 shares of Turkiye Garanti Bankasi, A.S. (“Garanti Bank”)
BBVA Chile [Member] | Divestitures [Member]
Description Of Changes In Group [Line Items]
Percentage of total share		BBVA owned approximately, directly and indirectly, 68.19% of BBVA Chile share capital
Contracted price in other currencies | $											$ 2,200
Percentage of equity sale		68.19% of BBVA Chile share capital
Gain net of taxes										€ 633
Total [Member] | Investment [Member]
Description Of Changes In Group [Line Items]
Result of the transaction					The BBVA Group, at its Board of Directors meeting held on March 31, 2016, adopted a resolution to begin a merger process of BBVA S.A. (absorbing company), Catalunya Banc, S.A., Banco Depositario BBVA, S.A. y Unoe Bank, S.A. This transaction was part of the corporate reorganization of its banking subsidiaries in Spain, was successfully completed throughout 2016 and has no impact in the Consolidated Financial Statements both from the accounting and the solvency stand points.
Total [Member] | Real Estate Activity [Member]
Description Of Changes In Group [Line Items]
Whole bussines value									€ 5,000
Percentage of equity sale	Closing of the transaction has resulted in the sale of 80% of the share capital of the company Divarian Propiedad, S.A. to an entity managed by Cerberus
Result of the transaction	BBVA reached an agreement with a subsidiary of Cerberus Capital Management, L.P. (“Cerberus”) for the creation of a “joint venture” to which an important part of the real estate business of BBVA in Spain is transferred (the “Business”).